STOCK-BASED COMPENSATION - SCHEDULE OF UNVESTED RESTRICTED STOCK, RESTRICTED STOCK UNITS, AND PERFORMANCE STOCK UNITS (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares
Balance at beginning of the period (in shares)	0	0
Granted (in shares)	489,000	0	0
Balance at end of the period (in shares)	489,000	0	0
Weighted Average Grant Date Fair Value
Balance at beginning of the period (in usd per share)	$ 0.00
Granted (in usd per share)	13.92
Balance at end of the period (in usd per share)	$ 13.92	$ 0.00